Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 6,492,000	$ 5,494,523	$ 7,956,710
Accounts receivable	187,000	156,127	0
Restricted cash	35,000	35,000	20,000
Inventory	653,000	551,008	109,336
Prepaid expenses and other current assets	216,000	167,642	252,272
Total current assets	7,583,000	6,404,300	8,338,318
Long-term assets
Property and equipment, net	121,000	85,745	57,607
Goodwill	718,000	718,003	0
Other intangible assets, net	892,000	916,807	0
Other assets	76,000	76,340	0
Total assets	9,390,000	8,201,195	8,395,925
Current liabilities
Accounts payable	1,262,000	695,056	986,799
Accrued compensation and other current liabilities	1,317,000	1,632,679	201,457
Line of credit and accrued interest		0	101,529
Total current liabilities	2,579,000	3,192,735	1,289,785
Long-term liabilities
Other long-term liabilities	200,000	109,404	0
Commitments and contingencies
Stockholders' equity
Common stock	15,000	14,018	6,769
Additional paid-in-capital	95,255,000	89,456,466	59,141,405
Accumulated deficit	(89,436,000)	(86,246,673)	(70,338,127)
Total stockholders' equity	5,834,000	3,223,816	(11,189,953)
Total liabilities and stockholders' equity	9,390,000	8,201,195	8,395,925
Series A Warrant [Member]
Long-term liabilities
Warrant liability	558,000	1,212,803	857,362
Series B Warrant [Member]
Current liabilities
Warrant liability	0	865,000	0
Long-term liabilities
Warrant liability		0	17,438,731
Series C Warrant Liability [Member]
Long-term liabilities
Warrant liability	219,000	462,437
Series A Convertible Preferred Stock [Member]
Stockholders' equity
convertible preferred stock	$ 0	$ 5	$ 0